Subsequent Events (Details Narrative) (USD $)	0 Months Ended						12 Months Ended		0 Months Ended
	Apr. 08, 2013		Mar. 08, 2013	Mar. 04, 2013	Jan. 29, 2013	Jan. 09, 2013	Dec. 31, 2012	Apr. 01, 2013	Mar. 05, 2013 President [Member]	Mar. 05, 2013 CTO [Member]	Mar. 05, 2013 Comptroller [Member]
Asset purchase agreement, assets acquired value						$ 160,000
Description of asset purchase agreement					On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.	On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.
Restricted stock issued, shares	8,880	[1]		18,868
Restricted stock issued, value				25,000
Accrued liability							25,000
Additional restricted stock issued for website construction, shares				45,000
Description of non-written employmnet agreement									On March 5, 2013 Maksym Ilin was appointed as President, Principal Executive Officer and Vice President-Operations and Customer Service. Pursuant to a non-written agreement, Mr. Ilin will receive a base salary of $38,400 per year along with performance based bonuses. Previously, Mr. Ilin served as the Company's Director of Customer Service.	On March 5, 2013, Ruslan Bondariev was appointed as Chief Technology Officer and Vice President – Research. Pursuant to a non-wrtiten agreement, Mr. Bondariev will receive a base salary of $36,000 per year along with performance based bonuses. Previously, Mr. Bondarev served as the Company's Director of Research and Development.	On March 5, 2013, Alena Chuprakova was appointed as Comptroller, Treasurer and Principal Financial Officer. Pursuant to a non-written agreement, Ms. Chuprakova will receive a base salary of $50,000 per year, along with performance based bonuses.
Officer yearly base salary									38,400	36,000	50,000
Cash quarterly dividend issued to shareholders			$ 266,072				$ 2,589,011
Resignation of directors								On April 1, 2013, Brad Harkavy and Mark S. Dailey resigned as members of the board of directors.

[1]	On April 8, 2013, the Company issued a total of 8,880 of the Company's common stock to the directors.